DEBT - 2015 Norwegian Bonds (Details) - 2015 Norwegian Bonds - USD ($)	1 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	May. 30, 2015
Debt Instrument [Line Items]
Margin on LIBOR		4.40%
Extended Bonds
Debt Instrument [Line Items]
Face amount of debt instrument			$ 150,000,000
Debt instrument term (in years)	5 years
Margin on LIBOR	4.40%
Extended Bonds | Interest Rate Swap
Debt Instrument [Line Items]
All-in fixed interest rate			6.275%